Incorporated herein by reference is a supplement to the prospectus of MFS Aggressive Growth Allocation Fund, a series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000358).

Incorporated herein by reference is a supplement to the prospectus of MFS Conservative Allocation Fund, a series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000358).

Incorporated herein by reference is a supplement to the prospectus of MFS Growth Allocation Fund, a series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000358).

Incorporated herein by reference is a supplement to the prospectus of MFS International Diversification  Fund, a series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000358).

Incorporated herein by reference is a supplement to the prospectus of MFS Moderate Allocation Fund, a series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000358).